Collateralized transactions - Assets Subject to Lien (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	¥ 1,775,898	¥ 1,660,322
Loans and receivables [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	379,470	235,875
Trading assets and private equity and debt investments [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	1,389,264	1,416,279
Office buildings, land, equipment and facilities [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	4,730	4,841
Non-trading debt securities [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	1,712	2,827
Investments in and advances to affiliated companies [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	3	3
Other [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	¥ 719	¥ 497